Form N-1A

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
_________

Post-Effective Amendment No.   9




                           and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                            1940
AMENDMENT NO. 9


              (Check appropriate box or boxes.)

                        WEXFORD TRUST
     (Exact Name of Registrant as Specified in Charter)

         12300 Perry Highway, WEXFORD, PA 15090-8318
          (Address of Principal Executive Offices)

     Registrant's Telephone Number, including Area Code
                412/935-5520 or 800/860-3863

   Ronald H. Muhlenkamp, 12300 Perry Highway, Wexford, PA
                         15090-8318
           (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
XX  60 days after filing pursuant to paragraph (a)(1)
    on (date) pursuant to paragraph (a)(1)
    75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.

if appropriate, check the following box:
  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has elected under Rule 24(f)2 to register an indefinite number of shares under the Securities Act of 1933. As of December 31, 1994 Registrant had issued a total of 1,027,377 shares for total consideration of $16,277,218. Registrant has previously filed Notice of sale of shares in accordance with Rule 24(f)-2.


          INCORPORATION BY REFERENCE, WEXFORD TRUST


The following documents are incorporated by reference from Post Effective Amendment #8 which was filed on November 11,
1995, File # 33-20158:

1) Prospectus
2) Statement of Additional Information
3) Part C (Except for the accountants Consent and Financial
 Statement)




                         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Wexford, the State of Pennsylvania, this
day of             1995.

      Wexford Trust By Ronald H. Muhlenkamp, President


BY:
         Ronald H. Muhlenkamp, President &  Trustee



BY:
                    Edgar Belle, Trustee



BY:
                 John H. Kunkle, Treasurer










RE REGISTRATION OF MUHLENKAMP FUND OF THE WEXFORD TRUST


Exhibits.

11) Accountants Consent






                Independent Auditor's Consent





The Board of Directors
   and Shareholders
Wexford Trust:

We consent to the use in the Post-Effective Amendment Number 8 to Registration Statement No. 33-20158 on Form N-1A under the Securities Act of 1933 (Amendment Number 8 to Registration Statement No. 811-5469 on Form N-1A under the Investment Company Act of 1940) of our report dated January 20, 1995 on the financial statements and the financial highlights of the Muhlenkamp Fund, the sole series of the Wexford Trust, as of December 31, 1994 and for the periods indicated therein, which are incorporated by reference in and are part of such registration statements.

We also consent to the reference to our firm as the auditor under the heading "Custodian, Auditor and Distributor" in the prospectus.


Schneider Downs & Co., Inc.
Pittsburgh, Pennsylvania
December 4, 1995